Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5: -	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2019	2018

Indirect taxes	$620	$667
Prepaid expenses and advances to suppliers	790	752
Others	126	347

	$1,536	$1,766